Income Taxes - Schedule of Effective Income Tax Rate and PRC Statutory Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate, amount (in Dollars)	$ 3,621,545
Statutory income tax rate, percentage	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes, percentage		(0.10%)	(0.20%)
Income tax difference under different tax jurisdictions, percentage		5.00%	4.30%
Foreign tax effect:
Nontaxable or nondeductible items, amount (in Dollars)	$ (14,756)
Nontaxable or nondeductible items, percentage	(0.10%)
Effect of additional deduction of research and development expense, amount (in Dollars)	$ 119,075
Effect of additional deduction of research and development expense, percentage	0.80%	3.50%	4.80%
Effect of income tax exemptions and reliefs, amount (in Dollars)	$ (199,652)
Effect of income tax exemptions and reliefs, percentage	(1.40%)	(2.60%)	(8.00%)
Recovery from deferred income tax assets, amount (in Dollars)	$ 449,118
Recovery from deferred income tax assets, percentage	3.10%	3.30%	5.20%
Effect of valuation allowance on deferred income tax assets, amount (in Dollars)	$ (2,736,541)
Effect of valuation allowance on deferred income tax assets, percentage	(18.90%)	(34.10%)	(27.10%)
Effect of impairment of intangible assets arising from business acquisition in 2024, amount (in Dollars)	$ 305,269
Effect of impairment of intangible assets arising from business acquisition in 2024, percentage	2.10%
Others, amount (in Dollars)	$ 21,495
Others, percentage	0.10%	0.20%	(1.40%)
Total (in Dollars)	$ 320,983	$ 42,545	$ 1,031,461
Total	2.10%	0.20%	2.60%
HongKong [Member]
Foreign tax effect:
Foreign tax effect, amount (in Dollars)	$ (901,002)
Foreign tax effect, percentage	(6.20%)
Singapore [Member]
Foreign tax effect:
Foreign tax effect, amount (in Dollars)	$ (225,042)
Foreign tax effect, percentage	(1.60%)
Australia [Member]
Foreign tax effect:
Foreign tax effect, amount (in Dollars)	$ (1,340,806)
Foreign tax effect, percentage	(9.30%)
US [Member]
Foreign tax effect:
Foreign tax effect, amount (in Dollars)	$ (473,007)
Foreign tax effect, percentage	(3.30%)
Cayman [Member]
Foreign tax effect:
Foreign tax effect, amount (in Dollars)	$ 2,001,273
Foreign tax effect, percentage	13.80%
BVI [Member]
Foreign tax effect:
Foreign tax effect, amount (in Dollars)	$ (305,986)
Foreign tax effect, percentage	(2.10%)